Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Summary of inventories

	2024 US$m	2023 US$m
Raw materials and purchased components	971	1,050
Consumable stores	1,560	1,520
Work in progress	1,931	2,467
Finished goods and goods for resale	1,620	1,836
Total inventories	6,082	6,873
Comprising:
Expected to be used within one year	5,860	6,659
Expected to be used after more than one year	222	214
Total inventories	6,082	6,873